10-K Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 89,213	$ 93,026
Restricted cash	12,360	14,200
Accounts receivable, net of allowance for credit losses of $2,617 and $2,722, respectively	76,339	66,031
Inventories, net	225,022	216,937
Assets held for sale and discontinued operations	3,681	15,653
Prepaid expenses and other current assets	37,379	28,067
Notes receivable - current	4,629	451
Total current assets	448,623	434,365
Deferred tax asset	443	401
Income tax receivable	2,382	20,041
Other assets - net of current	13,396	14,982
Notes receivable - net of current	2,980	2,037
Property, plant and equipment, net	520,386	542,604
Right-of-use assets, finance lease, net	97,599	105,168
Right-of-use assets, operating lease, net	113,274	115,829
Intangible assets, net	1,011,115	1,085,397
Goodwill	635,117	628,884
Total assets	2,845,315	2,949,708
Current liabilities:
Accounts payable	74,725	79,129
Accrued expenses	110,493	102,188
Income tax payable	18,952	23,414
Lease liabilities, finance - current	11,684	10,995
Lease liabilities, operating - current	19,837	17,333
Notes payable - current	35,730	101,723
Contingent consideration liability - current	0	3,310
Deferred consideration liability - current	2,966	33,068
Financial obligations - current	7,238	7,208
Liabilities associated with assets held for sale and discontinued operations	7,073	8,905
Other current liabilities	5,616	652
Total current liabilities	294,314	387,925
Deferred tax liability	212,002	244,773
Notes payable - net of current	512,922	466,897
Lease liabilities, finance - net of current	144,446	150,683
Lease liabilities, operating - net of current	102,346	106,192
Uncertain tax position	531,508	392,188
Contingent consideration liability - net of current	3,358	2,837
Deferred consideration liability - net of current	0	2,000
Financial obligations - net of current	202,901	201,687
Other long-term liabilities	1,237	1,133
Total liabilities	2,005,034	1,956,315
Commitments and contingencies
Temporary equity:
Redeemable non-controlling interest contingency	83,931	132,179
Shareholders' equity:
Common stock, no par value; unlimited shares authorized; 260,491,464 and 257,491,582 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively.	0	0
Additional paid-in capital	2,345,402	2,237,468
Accumulated other comprehensive loss	(1,808)	(20,080)
Accumulated deficit	(1,587,244)	(1,356,174)
Total shareholders' equity	756,350	861,214
Total liabilities, temporary equity and shareholders' equity	$ 2,845,315	$ 2,949,708